Long-term Incentive Plans (Details) - Restricted Stock Units [Member]	12 Months Ended
Jan. 31, 2020 shares
Statement [Line Items]
Outstanding, January 31, 2019 and February 1, 2018	0
Granted	2,750,000
Outstanding, January 31, 2020	2,750,000